Trade, Other Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	$ 3,967	$ 5,263
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	637	2,161
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	1,533	119
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	$ 1,797	$ 2,983